                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/2011
                                               ----------

Check here if Amendment: |_|; Amendment Number:
                                               ---------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110



Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990


Signature, Place, and Date of Signing:

   Steven M. Smith                Boston, MA                     11/14/11
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       67
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Form 13F Information Table Value Total: $  2,274,025
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                                          (thousands)


List of Other Included Managers: None

As of September 30, 2011

                                                                                      INVESTMENT
                                                                                      DISCRESTION       VOTING AUTHORITY (SHARES)
                                                                                 -------------------- -----------------------------
                             TITLE OF    CUSIP   FAIR MARKET  RINCIPAL  SHR/PRN/      SHARED  OTHER
NAME OF ISSUER                CLASS     NUMBER      VALUE      AMOUNT   PUT/CALL SOLE OTHERS MANAGERS     SOLE     SHARED   NONE
---------------------------- --------- --------- ----------- ---------- -------- ---- ------ -------- ------------ ------ ---------
Aetna Inc                    Common    00817Y108  22,799,716    627,400   SHR    SOLE                     627,400
Alaska Air Group             Common    011659109  92,104,456  1,636,249   SHR    SOLE                   1,636,249
Allegiant Travel  Co         Common    01748X102  35,654,363    756,511   SHR    SOLE                     756,511
Ameristar Casinos, Inc.      Common    03070Q101  43,377,244  2,702,632   SHR    SOLE                   2,702,632
AMR Corp                     Common    001765106  12,442,872  4,203,673   SHR    SOLE                   4,203,673
Apple Computer Inc.          Common    037833100  14,108,840     37,000   SHR    SOLE                      37,000
ARM Holdings PLC             Spons ADR 042068106   9,358,220    366,989   SHR    SOLE                     366,989
Atlas Air Worldwide Holdings Common    049164205   8,085,042    242,867   SHR    SOLE                     242,867
Avis Budget Group Inc        Common    053774105  82,489,171  8,530,421   SHR    SOLE                   8,530,421
Bally Technologies           Common    05874B107  40,470,000  1,500,000   SHR    SOLE                   1,500,000
Berry Petroleum Co           Class A   085789105     353,800     10,000   SHR    SOLE                      10,000
Boyd Gaming                  Common    103304101  17,334,794  3,537,713   SHR    SOLE                   3,537,713
Churchill Downs              Common    171484108  33,464,517    857,405   SHR    SOLE                     857,405
Delta Airlines Inc           Common    247361702   2,250,000    300,000   SHR    SOLE                     300,000
Dollar Thrifty Automotive    Common    256743105 129,225,559  2,295,303   SHR    SOLE                   2,295,303
Expedia Inc                  Common    30212P105 153,503,475  5,961,300   SHR    SOLE                   5,961,300
Express Scripts Inc.         Common    302182100  25,949,000    700,000   SHR    SOLE                     700,000
First Marblehead Corp        Common    320771108     612,000    600,000   SHR    SOLE                     600,000
Full House Resorts Inc       Common    359678109   2,099,991    766,420   SHR    SOLE                     766,420
Gastar Exploration Ltd       Common    367299203     235,500     78,500   SHR    SOLE                      78,500
General Motors               Common    37045V100   8,042,739    398,550   SHR    SOLE                     398,550
Genesee & Wyoming Inc        Class A   371559105   7,042,291    151,382   SHR    SOLE                     151,382
Great Wolf Resorts Inc       Common    391523107   2,076,160    811,000   SHR    SOLE                     811,000
Greenbrier Companies, Inc    Common    393657101   6,640,500    570,000   SHR    SOLE                     570,000
Hertz Global Holdings        Common    42805T105  10,834,860  1,217,400   SHR    SOLE                   1,217,400
Humana Inc                   Common    444859102  43,638,000    600,000   SHR    SOLE                     600,000
IMAX Corp                    Common    45245E109   7,240,000    500,000   SHR    SOLE                     500,000
Intercontinental Hotels ADR  Spons ADR 45857P301   4,609,670    286,671   SHR    SOLE                     286,671
Isle of Capri Casinos        Common    464592104   9,199,630  1,900,750   SHR    SOLE                   1,900,750
JetBlue Airways Corp         Common    477143101  20,331,010  4,970,907   SHR    SOLE                   4,970,907
Lakes Entertainment Inc      Common    51206P109   3,186,932  1,316,914   SHR    SOLE                   1,316,914
LAM Research Corp            Common    512807108   1,256,264     33,077   SHR    SOLE                      33,077
Las Vegas Sands Corp         Common    517834107  23,962,500    625,000   SHR    SOLE                     625,000
Lodgenet Entertainment Corp  Common    540211109   4,816,500  2,850,000   SHR    SOLE                   2,850,000
Majesco Entertainment Co     Common    560690208     400,000    200,000   SHR    SOLE                     200,000
MarineMax Inc                Common    567908108   4,162,274    643,319   SHR    SOLE                     643,319
Marten Transport LTD         Common    573075108   4,940,519    286,573   SHR    SOLE                     286,573
Medcath Corporation          Common    58404W109  22,651,813  1,631,975   SHR    SOLE                   1,631,975
Melco Crown Entertainment    Spons ADR 585464100  15,672,618  1,885,995   SHR    SOLE                   1,885,995
MGM Resorts Intl             Common    552953101  34,605,250  3,725,000   SHR    SOLE                   3,725,000
Mosys Inc.                   Common    619718109   1,899,540    519,000   SHR    SOLE                     519,000
MTR Gaming Group Inc         Common    553769100   2,563,509  1,349,215   SHR    SOLE                   1,349,215
Multimedia Games Holding Co  Common    625453105     629,028    155,700   SHR    SOLE                     155,700
Nintendo Co Ltd              Spons ADR 654445303   1,544,565     85,100   SHR    SOLE                      85,100

Ohio Art Co                  Common    677143109     142,560     40,500   SHR    SOLE                      40,500
Old Dominion Freight Line    Common    679580100   3,174,764    109,588   SHR    SOLE                     109,588
Oracle Corp                  Common    68389X105  25,032,540    871,000   SHR    SOLE                     871,000
Orbitz Worldwide Inc         Common    68557K109  53,393,054 24,605,094   SHR    SOLE                  24,605,094
Penn National Gaming         Common    707569109  77,795,667  2,336,908   SHR    SOLE                   2,336,908
Pinnacle Entertainment       Common    723456109  22,985,439  2,531,436   SHR    SOLE                   2,531,436
Plains Exploration           Common    726505100   6,091,503    268,230   SHR    SOLE                     268,230
Pozen Inc                    Common    73941U102   5,706,200  2,367,718   SHR    SOLE                   2,367,718
Priceline.com                Common    741503403 393,687,857    875,913   SHR    SOLE                     875,913
Pure Cycle Corp              Common    746228303   9,758,124  4,000,871   SHR    SOLE                   4,000,871
Realnetworks Inc.            Common    75605L708   4,636,500    550,000   SHR    SOLE                     550,000
Republic Airways Hldgs Inc.  Common    760276105   2,120,159    754,505   SHR    SOLE                     754,505
Southwest Airlines           Common    844741108   5,628,000    700,000   SHR    SOLE                     700,000
Spirit Airlines Inc          Common    848577102  35,794,675  2,863,574   SHR    SOLE                   2,863,574
United Continental Holdings  Common    910047109 281,958,360 14,548,935   SHR    SOLE                  14,548,935
United Rentals Inc.          Common    911363109  28,786,128  1,709,390   SHR    SOLE                   1,709,390
UnitedHealth Group Inc       Common    91324P102 251,358,612  5,450,100   SHR    SOLE                   5,450,100
Universal Health Services    Class B   913903100  12,019,000    353,500   SHR    SOLE                     353,500
Verizon Communications Inc.  Common    92343V104  15,640,000    425,000   SHR    SOLE                     425,000
Webzen Inc                   Spons ADR 94846M102     535,838    267,919   SHR    SOLE                     267,919
Wellpoint Inc.               Common    94973V107  26,112,000    400,000   SHR    SOLE                     400,000
WMS Industries               Common    929297109   1,759,000    100,000   SHR    SOLE                     100,000
Zillow Inc                   Class A   98954A107  42,044,854  1,537,289   SHR    SOLE                   1,537,289